Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 104 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	4. Fair Value Measurements

Fair value is defined as the price that will be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is based on a three-level hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 – Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2 – Inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; inputs other than quoted prices that are observable for the asset or liability; inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets measured at fair value:

Mutual funds – Valued using prices quoted on active markets at the measurement date.

Common stock – Valued at the closing price reported on the New York Stock Exchange on which the security is traded.

Collective trust fund – Valued at the net asset value (“NAV”) of units of a bank collective trust. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of the collective trust, the investment adviser reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner.

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value:

		December 31, 2025
	Investments (at fair value)	Level 1	Level 2	Level 3

Common stock	$19,340,445	$19,340,445	$-	$-
Mutual funds	356,138,989	356,138,989	-	-
Total		$375,479,434	$-	$-

Investments measured at NAV:
Collective trust fund	12,960,477
Total investments at fair value	$388,439,911

		December 31, 2024
	Investments (at fair value)	Level 1	Level 2	Level 3

Common stock	$26,320,216	$26,320,216	$-	$-
Mutual funds	320,030,696	320,030,696	-	-
Total		$346,350,912	$-	$-

Investments measured at NAV:
Collective trust fund	12,373,763
Total investments at fair value	$358,724,675

Investments in the collective trust have no holding period, and redemptions can be made daily. There are no unfunded commitments.